Distribution Date:	10/18/24	Wells Fargo Commercial Mortgage Trust 2017-C42
Determination Date:	10/11/24
Next Distribution Date:	11/18/24
Record Date:	09/30/24	Commercial Mortgage Pass-Through Certificates
Series 2017-C42

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		David Rodgers	(212) 310-9821
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001GAA1	2.338000%	13,377,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001GAB9	3.439000%	12,320,000.00	2,572,402.41	0.00	7,372.08	0.00	0.00	7,372.08	2,572,402.41	31.45%	30.00%
A-SB	95001GAC7	3.488000%	27,697,000.00	15,962,647.04	599,172.62	46,398.09	0.00	0.00	645,570.71	15,363,474.42	31.45%	30.00%
A-3	95001GAD5	3.330000%	147,000,000.00	147,000,000.00	0.00	407,925.00	0.00	0.00	407,925.00	147,000,000.00	31.45%	30.00%
A-4	95001GAE3	3.589000%	287,780,000.00	287,780,000.00	0.00	860,702.02	0.00	0.00	860,702.02	287,780,000.00	31.45%	30.00%
A-BP	95001GAF0	3.885000%	7,125,000.00	7,125,000.00	0.00	23,067.19	0.00	0.00	23,067.19	7,125,000.00	31.45%	30.00%
A-S	95001GAK9	3.851000%	40,686,000.00	40,686,000.00	0.00	130,568.16	0.00	0.00	130,568.16	40,686,000.00	25.39%	24.25%
B	95001GAL7	4.002000%	39,801,000.00	39,801,000.00	0.00	132,736.33	0.00	0.00	132,736.33	39,801,000.00	19.45%	18.63%
C	95001GAM5	4.297000%	36,263,000.00	36,263,000.00	0.00	129,851.76	0.00	0.00	129,851.76	36,263,000.00	14.05%	13.50%
D	95001GAU7	2.800000%	40,685,000.00	40,685,000.00	0.00	94,931.67	0.00	0.00	94,931.67	40,685,000.00	7.98%	7.75%
E	95001GAW3	3.056758%	20,343,000.00	20,343,000.00	0.00	51,819.69	0.00	0.00	51,819.69	20,343,000.00	4.95%	4.88%
F	95001GAY9	3.056758%	7,960,000.00	7,960,000.00	0.00	20,276.49	0.00	0.00	20,276.49	7,960,000.00	3.77%	3.75%
G*	95001GBA0	4.356758%	26,534,190.00	25,259,684.33	0.00	72,180.79	0.00	0.00	72,180.79	25,259,684.33	0.00%	0.00%
RR Interest	BCC2F5FB8	4.356758%	37,240,588.98	35,338,828.09	31,535.40	127,274.49	0.00	0.00	158,809.89	35,307,292.69	0.00%	0.00%
R	95001GBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95001GBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			744,811,778.98	706,776,561.87	630,708.02	2,105,103.76	0.00	0.00	2,735,811.78	706,145,853.85

X-A	95001GAG8	0.856154%	488,174,000.00	453,315,049.45	0.00	323,422.76	0.00	0.00	323,422.76	452,715,876.83
X-BP	95001GAH6	0.471758%	7,125,000.00	7,125,000.00	0.00	2,801.06	0.00	0.00	2,801.06	7,125,000.00
X-B	95001GAJ2	0.315752%	116,750,000.00	116,750,000.00	0.00	30,719.99	0.00	0.00	30,719.99	116,750,000.00
X-D	95001GAN3	1.556758%	40,685,000.00	40,685,000.00	0.00	52,780.58	0.00	0.00	52,780.58	40,685,000.00
X-E	95001GAQ6	1.300000%	20,343,000.00	20,343,000.00	0.00	22,038.25	0.00	0.00	22,038.25	20,343,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	95001GAS2	1.300000%	7,960,000.00	7,960,000.00	0.00	8,623.33	0.00	0.00	8,623.33	7,960,000.00
Notional SubTotal			681,037,000.00	646,178,049.45	0.00	440,385.97	0.00	0.00	440,385.97	645,578,876.83

Deal Distribution Total					630,708.02	2,545,489.73	0.00	0.00	3,176,197.75

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001GAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001GAB9	208.79889692	0.00000000	0.59838312	0.00000000	0.00000000	0.00000000	0.00000000	0.59838312	208.79889692
A-SB	95001GAC7	576.33126476	21.63312344	1.67520273	0.00000000	0.00000000	0.00000000	0.00000000	23.30832617	554.69814131
A-3	95001GAD5	1,000.00000000	0.00000000	2.77500000	0.00000000	0.00000000	0.00000000	0.00000000	2.77500000	1,000.00000000
A-4	95001GAE3	1,000.00000000	0.00000000	2.99083334	0.00000000	0.00000000	0.00000000	0.00000000	2.99083334	1,000.00000000
A-BP	95001GAF0	1,000.00000000	0.00000000	3.23750035	0.00000000	0.00000000	0.00000000	0.00000000	3.23750035	1,000.00000000
A-S	95001GAK9	1,000.00000000	0.00000000	3.20916679	0.00000000	0.00000000	0.00000000	0.00000000	3.20916679	1,000.00000000
B	95001GAL7	1,000.00000000	0.00000000	3.33499987	0.00000000	0.00000000	0.00000000	0.00000000	3.33499987	1,000.00000000
C	95001GAM5	1,000.00000000	0.00000000	3.58083336	0.00000000	0.00000000	0.00000000	0.00000000	3.58083336	1,000.00000000
D	95001GAU7	1,000.00000000	0.00000000	2.33333342	0.00000000	0.00000000	0.00000000	0.00000000	2.33333342	1,000.00000000
E	95001GAW3	1,000.00000000	0.00000000	2.54729833	0.00000000	0.00000000	0.00000000	0.00000000	2.54729833	1,000.00000000
F	95001GAY9	1,000.00000000	0.00000000	2.54729774	0.00000000	0.00000000	0.00000000	0.00000000	2.54729774	1,000.00000000
G	95001GBA0	951.96741751	0.00000000	2.72029370	0.73594935	11.71008386	0.00000000	0.00000000	2.72029370	951.96741751
RR Interest	BCC2F5FB8	948.93311459	0.84680186	3.41762828	0.02759838	0.43913323	0.00000000	0.00000000	4.26443014	948.08631273
R	95001GBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95001GBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001GAG8	928.59318491	0.00000000	0.66251533	0.00000000	0.00000000	0.00000000	0.00000000	0.66251533	927.36580979
X-BP	95001GAH6	1,000.00000000	0.00000000	0.39313123	0.00000000	0.00000000	0.00000000	0.00000000	0.39313123	1,000.00000000
X-B	95001GAJ2	1,000.00000000	0.00000000	0.26312625	0.00000000	0.00000000	0.00000000	0.00000000	0.26312625	1,000.00000000
X-D	95001GAN3	1,000.00000000	0.00000000	1.29729827	0.00000000	0.00000000	0.00000000	0.00000000	1.29729827	1,000.00000000
X-E	95001GAQ6	1,000.00000000	0.00000000	1.08333333	0.00000000	0.00000000	0.00000000	0.00000000	1.08333333	1,000.00000000
X-F	95001GAS2	1,000.00000000	0.00000000	1.08333291	0.00000000	0.00000000	0.00000000	0.00000000	1.08333291	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/24 - 09/30/24	30	0.00	7,372.08	0.00	7,372.08	0.00	0.00	0.00	7,372.08	0.00
A-SB	09/01/24 - 09/30/24	30	0.00	46,398.09	0.00	46,398.09	0.00	0.00	0.00	46,398.09	0.00
A-3	09/01/24 - 09/30/24	30	0.00	407,925.00	0.00	407,925.00	0.00	0.00	0.00	407,925.00	0.00
A-4	09/01/24 - 09/30/24	30	0.00	860,702.02	0.00	860,702.02	0.00	0.00	0.00	860,702.02	0.00
A-BP	09/01/24 - 09/30/24	30	0.00	23,067.19	0.00	23,067.19	0.00	0.00	0.00	23,067.19	0.00
X-A	09/01/24 - 09/30/24	30	0.00	323,422.76	0.00	323,422.76	0.00	0.00	0.00	323,422.76	0.00
X-BP	09/01/24 - 09/30/24	30	0.00	2,801.06	0.00	2,801.06	0.00	0.00	0.00	2,801.06	0.00
X-B	09/01/24 - 09/30/24	30	0.00	30,719.99	0.00	30,719.99	0.00	0.00	0.00	30,719.99	0.00
X-D	09/01/24 - 09/30/24	30	0.00	52,780.58	0.00	52,780.58	0.00	0.00	0.00	52,780.58	0.00
X-E	09/01/24 - 09/30/24	30	0.00	22,038.25	0.00	22,038.25	0.00	0.00	0.00	22,038.25	0.00
X-F	09/01/24 - 09/30/24	30	0.00	8,623.33	0.00	8,623.33	0.00	0.00	0.00	8,623.33	0.00
A-S	09/01/24 - 09/30/24	30	0.00	130,568.16	0.00	130,568.16	0.00	0.00	0.00	130,568.16	0.00
B	09/01/24 - 09/30/24	30	0.00	132,736.33	0.00	132,736.33	0.00	0.00	0.00	132,736.33	0.00
C	09/01/24 - 09/30/24	30	0.00	129,851.76	0.00	129,851.76	0.00	0.00	0.00	129,851.76	0.00
D	09/01/24 - 09/30/24	30	0.00	94,931.67	0.00	94,931.67	0.00	0.00	0.00	94,931.67	0.00
E	09/01/24 - 09/30/24	30	0.00	51,819.69	0.00	51,819.69	0.00	0.00	0.00	51,819.69	0.00
F	09/01/24 - 09/30/24	30	0.00	20,276.49	0.00	20,276.49	0.00	0.00	0.00	20,276.49	0.00
G	09/01/24 - 09/30/24	30	290,136.39	91,708.61	0.00	91,708.61	19,527.82	0.00	0.00	72,180.79	310,717.59
RR Interest	09/01/24 - 09/30/24	30	15,270.36	128,302.27	0.00	128,302.27	1,027.78	0.00	0.00	127,274.49	16,353.58
Totals			305,406.75	2,566,045.33	0.00	2,566,045.33	20,555.60	0.00	0.00	2,545,489.73	327,071.17

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,176,197.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,583,397.49	Master Servicing Fee	10,211.53
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,246.42
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	294.49
ARD Interest	0.00	Operating Advisor Fee	1,074.13
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	235.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,583,397.49	Total Fees	17,352.17

Principal		Expenses/Reimbursements
Scheduled Principal	630,708.02	Reimbursement for Interest on Advances	154.29
Unscheduled Principal Collections		ASER Amount	3,026.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,375.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	630,708.02	Total Expenses/Reimbursements	20,555.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,545,489.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	630,708.02
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,176,197.75
Total Funds Collected	3,214,105.51	Total Funds Distributed	3,214,105.52

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	706,776,561.87	706,776,561.87	Beginning Certificate Balance	706,776,561.87
(-) Scheduled Principal Collections	630,708.02	630,708.02	(-) Principal Distributions	630,708.02
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	706,145,853.85	706,145,853.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	706,804,598.17	706,804,598.17	Ending Certificate Balance	706,145,853.85
Ending Actual Collateral Balance	706,174,295.66	706,174,295.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.36%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	18,047,981.77	2.56%	37	4.6321	NAP	Defeased	3	18,047,981.77	2.56%	37	4.6321	NAP
2,000,000 or less	2	3,187,119.90	0.45%	33	5.1615	0.971161	1.30 or less	11	205,377,115.92	29.08%	37	4.4023	1.026960
2,000,001 to 3,000,000	1	2,185,981.09	0.31%	38	4.9500	2.671500	1.31 to 1.40	3	83,519,774.89	11.83%	37	4.5985	1.358331
3,000,001 to 4,000,000	3	9,652,743.35	1.37%	37	5.0570	1.416399	1.41 to 1.50	1	8,801,819.68	1.25%	38	4.5700	1.502300
4,000,001 to 5,000,000	2	8,892,454.25	1.26%	38	4.8129	1.194198	1.51 to 1.75	3	59,105,764.58	8.37%	37	4.0089	1.705682
5,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	3	64,658,408.56	9.16%	36	4.4457	1.851163
7,000,001 to 8,000,000	3	22,488,953.78	3.18%	37	4.5152	1.557983	2.01 to 2.25	3	26,065,664.13	3.69%	37	4.6080	2.158523
8,000,001 to 9,000,000	1	8,801,819.68	1.25%	38	4.5700	1.502300	2.26 to 2.50	2	56,471,359.91	8.00%	38	3.8902	2.426862
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	2	9,685,981.09	1.37%	36	4.5079	2.709054
10,000,001 to 15,000,000	2	26,279,576.11	3.72%	38	4.5309	1.362293	2.76 or greater	5	174,411,983.32	24.70%	38	4.4569	3.548126
15,000,001 to 20,000,000	5	85,493,269.26	12.11%	37	4.5558	2.219365	Totals	36	706,145,853.85	100.00%	37	4.3861	2.028824
20,000,001 to 30,000,000	7	181,923,714.71	25.76%	37	4.3670	1.981094
30,000,001 to 50,000,000	4	149,220,809.02	21.13%	38	4.0843	2.214563
50,000,001 or greater	3	189,971,430.93	26.90%	37	4.4243	2.098133
Totals	36	706,145,853.85	100.00%	37	4.3861	2.028824
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	18,047,981.77	2.56%	37	4.6321	NAP
							Defeased	17	18,047,981.77	2.56%	37	4.6321	NAP
Alabama	1	1,489,230.37	0.21%	36	4.3790	3.835000
							Lodging	6	112,193,758.14	15.89%	38	4.5213	1.845532
Arkansas	1	7,292,742.99	1.03%	38	4.4920	2.020100
							Mixed Use	1	35,000,000.00	4.96%	38	4.5000	1.140500
California	7	140,012,116.79	19.83%	38	4.2434	1.571559
							Mobile Home Park	2	4,999,994.84	0.71%	37	4.9145	1.145032
Colorado	1	3,157,886.10	0.45%	36	4.3790	3.835000
							Multi-Family	1	4,314,486.83	0.61%	38	5.0600	1.237700
Florida	3	31,653,636.99	4.48%	36	4.3536	1.279651
							Office	10	354,480,452.44	50.20%	37	4.2580	2.303445
Indiana	1	2,332,529.49	0.33%	36	4.3790	3.835000
							Other	1	3,494,657.28	0.49%	38	5.2200	1.397900
Kansas	1	1,883,966.14	0.27%	36	4.3790	3.835000
							Retail	25	169,036,555.13	23.94%	37	4.4598	1.893747
Louisiana	1	25,000,000.00	3.54%	34	3.7700	1.873000
							Self Storage	1	4,577,967.42	0.65%	38	4.5800	1.153200
Michigan	3	102,769,395.67	14.55%	38	4.5517	3.683170
							Totals	64	706,145,853.85	100.00%	37	4.3861	2.028824
Minnesota	3	6,208,116.96	0.88%	36	4.3790	3.835000

Nevada	2	32,771,960.22	4.64%	37	4.6591	1.767098

New York	4	107,912,500.73	15.28%	37	4.3302	1.083446

Ohio	3	20,173,335.16	2.86%	37	5.1892	2.075753

Pennsylvania	4	83,160,196.30	11.78%	37	4.6032	1.583242

South Carolina	1	2,099,276.55	0.30%	36	4.3790	3.835000

Tennessee	2	56,103,783.64	7.95%	37	3.9665	1.705911

Texas	6	39,812,066.70	5.64%	38	4.6498	2.984551

Utah	2	5,765,131.28	0.82%	37	4.5987	2.724006

Washington	1	18,500,000.00	2.62%	37	3.7885	3.231100

Totals	64	706,145,853.85	100.00%	37	4.3861	2.028824

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,047,981.77	2.56%	37	4.6321	NAP	Defeased	3	18,047,981.77	2.56%	37	4.6321	NAP
	3.750% or less	1	38,640,519.35	5.47%	38	3.6189	2.456100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	87,500,000.00	12.39%	36	3.7840	2.069979	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	66,600,000.00	9.43%	37	4.1710	1.066700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	188,593,457.00	26.71%	37	4.4257	1.722014	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	271,033,096.08	38.38%	38	4.5952	2.460184	49 months or greater	33	688,097,872.08	97.44%	37	4.3796	2.029479
	4.751% to 5.000%	2	5,187,962.03	0.73%	37	4.8638	2.110158	Totals	36	706,145,853.85	100.00%	37	4.3861	2.028824
	5.001% to 5.250%	4	12,963,263.14	1.84%	38	5.1216	1.120258
	5.251% or greater	2	17,579,574.48	2.49%	36	5.2993	1.842399
	Totals	36	706,145,853.85	100.00%	37	4.3861	2.028824
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	18,047,981.77	2.56%	37	4.6321	NAP	Defeased	3	18,047,981.77	2.56%	37	4.6321	NAP
	107 months or less	33	688,097,872.08	97.44%	37	4.3796	2.029479	Interest Only	9	319,070,000.00	45.18%	37	4.2127	2.191326
	108 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	24	369,027,872.08	52.26%	38	4.5240	1.889543
	Totals	36	706,145,853.85	100.00%	37	4.3861	2.028824	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	706,145,853.85	100.00%	37	4.3861	2.028824
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	18,047,981.77	2.56%	37	4.6321	NAP			No outstanding loans in this group
Underwriter's Information		1	7,500,000.00	1.06%	36	4.3790	2.720000
	12 months or less	32	680,597,872.08	96.38%	37	4.3796	2.021870
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	706,145,853.85	100.00%	37	4.3861	2.028824
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	309360001	OF	Detroit	MI	Actual/360	4.516%	263,433.33	0.00	0.00	N/A	12/06/27	--	70,000,000.00	70,000,000.00	10/06/24
2	883100795	OF	Brooklyn	NY	Actual/360	4.171%	231,490.50	0.00	0.00	N/A	11/01/27	--	66,600,000.00	66,600,000.00	10/01/24
3	300571773	RT	Altoona	PA	Actual/360	4.620%	205,775.83	76,836.34	0.00	N/A	11/06/27	--	53,448,267.27	53,371,430.93	10/06/24
4	883100796	OF	Nashville	TN	Actual/360	3.790%	138,966.67	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	10/06/24
5	883100812	OF	Sunnyvale	CA	Actual/360	3.619%	116,727.84	65,555.37	0.00	N/A	12/06/27	--	38,706,074.72	38,640,519.35	10/06/24
6	310942496	MU	Bronx	NY	Actual/360	4.500%	131,250.00	0.00	0.00	N/A	12/11/27	--	35,000,000.00	35,000,000.00	10/11/24
7	310940977	RT	Various	Various	Actual/360	4.379%	100,242.61	0.00	0.00	N/A	10/06/27	--	27,470,000.00	27,470,000.00	10/06/24
7A	310943087				Actual/360	4.379%	27,368.75	0.00	0.00	N/A	10/06/27	--	7,500,000.00	7,500,000.00	10/06/24
8	695100847	OF	Detroit	MI	Actual/360	4.603%	121,310.71	45,356.98	0.00	12/06/27	12/06/29	12/06/27	31,625,646.65	31,580,289.67	10/06/24
9	695100848	LO	Rockwall	TX	Actual/360	4.671%	104,764.01	52,630.88	0.00	N/A	12/06/27	--	26,914,324.53	26,861,693.65	10/06/24
10	695100836	OF	Miami	FL	Actual/360	4.350%	100,457.13	41,917.04	0.00	N/A	10/06/27	--	27,712,311.34	27,670,394.30	10/06/24
11	310943690	LO	Sherman Oaks	CA	Actual/360	4.474%	99,511.32	36,876.92	0.00	N/A	12/11/27	--	26,690,563.60	26,653,686.68	10/11/24
12	883100792	RT	Metairie	LA	Actual/360	3.770%	78,541.67	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	10/01/24
13	310943351	LO	Dana Point	CA	Actual/360	4.340%	90,416.67	0.00	0.00	N/A	12/11/27	--	25,000,000.00	25,000,000.00	09/11/24
14	310941727	OF	Ontario	CA	Actual/360	4.570%	88,740.07	33,609.23	0.00	N/A	12/11/27	--	23,301,549.31	23,267,940.08	10/11/24
15	695100851	OF	Conshohocken	PA	Actual/360	4.478%	66,672.79	35,919.14	0.00	12/06/27	12/06/29	12/06/27	17,866,759.70	17,830,840.56	10/06/24
16	610942131	LO	Reno	NV	Actual/360	4.610%	67,685.47	34,962.96	0.00	N/A	11/11/27	--	17,618,778.10	17,583,815.14	10/11/24
17	883100801	OF	Bellevue	WA	Actual/360	3.789%	58,406.04	0.00	0.00	N/A	11/06/27	--	18,500,000.00	18,500,000.00	10/06/24
18	300571782	OF	Cleveland	OH	Actual/360	5.300%	72,512.44	27,442.40	0.00	N/A	11/06/27	--	16,417,910.88	16,390,468.48	10/06/24
19	309360019	RT	Henderson	NV	Actual/360	4.716%	59,805.60	29,565.59	0.00	N/A	12/06/27	--	15,217,710.67	15,188,145.08	10/06/24
20	883100805	RT	Santa Rosa	CA	Actual/360	4.465%	52,823.34	20,849.40	0.00	N/A	12/06/27	--	14,196,641.87	14,175,792.47	10/06/24
21	883100802	RT	Clarksville	TN	Actual/360	4.608%	46,559.46	21,076.51	0.00	N/A	11/06/27	--	12,124,860.15	12,103,783.64	10/06/24
22	310942401	LO	Wilkes-Barre	PA	Actual/360	4.570%	33,586.90	17,498.40	0.00	N/A	12/11/27	--	8,819,318.08	8,801,819.68	10/11/24
23	695100849	MF	Various	IL	Actual/360	4.553%	32,250.42	0.00	0.00	N/A	12/06/27	--	8,500,000.00	8,500,000.00	10/06/24
24	310941209	LO	Little Rock	AR	Actual/360	4.492%	27,354.05	14,661.39	0.00	N/A	12/11/27	--	7,307,404.38	7,292,742.99	10/11/24
25	695100852	RT	Long Beach	CA	Actual/360	4.670%	29,999.27	12,381.30	0.00	N/A	12/06/27	--	7,708,592.09	7,696,210.79	10/06/24
27	883100800	RT	Various	Various	Actual/360	4.787%	20,911.94	9,473.09	0.00	N/A	11/06/27	08/06/27	5,242,182.66	5,232,709.57	10/06/24
29	410942237	SS	Napa	CA	Actual/360	4.580%	17,507.26	9,088.13	0.00	N/A	12/11/27	--	4,587,055.55	4,577,967.42	10/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	300571777	MF	Rome	NY	Actual/360	5.060%	18,224.16	7,449.33	0.00	N/A	12/06/27	--	4,321,936.16	4,314,486.83	10/06/24
31	695100839	RT	Elizabeth City	NC	Actual/360	4.600%	16,570.72	7,523.57	0.00	N/A	11/06/27	08/06/27	4,322,795.77	4,315,272.20	10/06/24
32	309360032	98	Houston	TX	Actual/360	5.220%	15,224.11	5,138.73	0.00	N/A	12/06/27	--	3,499,796.01	3,494,657.28	10/06/24
33	695100844	RT	Plymouth Meeting	PA	Actual/360	5.120%	13,490.91	5,827.46	0.00	N/A	11/06/27	--	3,161,932.59	3,156,105.13	10/06/24
34	695100843	MH	Sandy	UT	Actual/360	4.801%	12,033.66	5,807.02	0.00	N/A	11/06/27	--	3,007,787.96	3,001,980.94	10/06/24
35	300571776	RT	Holland	OH	Actual/360	4.950%	9,042.26	6,081.44	0.00	N/A	12/06/27	--	2,192,062.53	2,185,981.09	10/06/24
36	695100845	MH	Plattsburgh	NY	Actual/360	5.085%	8,482.32	3,713.32	0.00	N/A	11/06/27	--	2,001,727.22	1,998,013.90	02/06/24
37	410936447	RT	Clinton Township	MI	Actual/360	5.290%	5,257.26	3,466.08	0.00	N/A	12/11/26	--	1,192,572.08	1,189,106.00	10/11/24
Totals							2,583,397.49	630,708.02	0.00				706,776,561.87	706,145,853.85
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,077,484.00	6,462,846.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,901,219.60	1,460,498.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,009,202.45	3,462,702.90	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,338,066.21	2,483,492.51	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	22,893,147.21	11,748,557.09	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,974,597.97	1,033,723.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	28,198,458.38	17,349,219.77	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,792,238.49	4,577,939.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,258,011.43	6,150,641.55	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,884,217.78	1,098,860.33	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,428,344.12	3,890,562.12	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	16,595,352.74	7,018,317.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	10,506,863.71	7,693,961.23	01/01/23	12/31/23	--	0.00	0.00	90,312.50	90,312.50	0.00	0.00
14	2,944,686.20	1,486,286.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,078,236.87	1,600,355.23	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,268,477.87	3,106,834.78	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,488,220.07	1,278,850.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,534,217.97	2,684,362.70	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,824,307.00	735,608.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,410,225.00	528,243.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,617,959.00	769,420.45	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,200,909.54	1,071,378.58	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,294,378.00	1,149,155.28	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	657,400.20	(2,049.90)	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	446,586.33	93,384.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	404,201.77	194,665.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	311,724.00	170,796.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	274,552.87	70,500.10	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	412,169.26	183,933.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	508,577.00	254,288.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	50,594.10	0.00	--	--	06/11/24	731,154.52	15,483.69	9,073.83	83,520.43	10,784.31	0.00
37	213,712.44	117,794.87	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	165,798,339.58	89,925,130.36				731,154.52	15,483.69	99,386.33	173,832.93	10,784.31	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/24	0	0.00	0	0.00	1	1,998,013.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.386087%	4.332341%	37
09/17/24	0	0.00	0	0.00	1	2,001,727.22	0	0.00	0	0.00	0	0.00	0	0.00	1	5,858,414.55	4.386219%	4.332492%	38
08/16/24	0	0.00	0	0.00	1	2,005,142.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387786%	4.331926%	39
07/17/24	0	0.00	0	0.00	1	2,008,543.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.387903%	4.355344%	40
06/17/24	0	0.00	0	0.00	1	2,012,212.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388030%	4.355471%	41
05/17/24	0	0.00	0	0.00	1	2,015,582.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388145%	4.355587%	42
04/17/24	0	0.00	1	2,019,221.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388271%	4.355713%	43
03/15/24	1	2,022,560.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388384%	4.355827%	44
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388520%	4.356668%	45
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388631%	4.356781%	46
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388743%	4.356893%	47
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.388860%	4.357011%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	310943351	09/11/24	0	A	90,312.50	90,312.50	0.00	25,000,000.00
36	695100845	02/06/24	7	6	9,073.83	83,520.43	31,534.01	2,026,455.68	02/23/24	13
Totals					99,386.33	173,832.93	31,534.01	27,026,455.68
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		98,377,482	98,377,482	0		0
37 - 48 Months		607,768,372	605,770,358	1,998,014		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-24	706,145,854	704,147,840	0	0	1,998,014	0
Sep-24	706,776,562	704,774,835	0	0	2,001,727	0
Aug-24	714,557,303	705,352,160	0	0	9,205,143	0
Jul-24	715,135,786	705,927,242	0	0	9,208,544	0
Jun-24	715,759,758	706,547,546	0	0	9,212,212	0
May-24	716,333,566	707,117,984	0	0	9,215,582	0
Apr-24	716,953,032	707,733,810	0	2,019,222	7,200,000	0
Mar-24	717,522,201	708,299,640	2,022,561	0	7,200,000	0
Feb-24	718,185,242	710,985,242	0	0	7,200,000	0
Jan-24	718,749,620	711,549,620	0	0	7,200,000	0
Dec-23	719,311,804	712,111,804	0	0	7,200,000	0
Nov-23	719,884,473	712,684,473	0	0	7,200,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100795	66,600,000.00	66,600,000.00	175,000,000.00	11/02/16	1,248,479.50	1.06670	03/31/24	11/01/27	I/O
36	695100845	1,998,013.90	2,026,455.68	1,300,000.00	04/11/24	45,244.10	0.30910	12/31/23	11/06/27	276
Totals		68,598,013.90	68,626,455.68	176,300,000.00		1,293,723.60

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	883100795	OF	NY	08/01/24	13

The Loan was transferred to the Special Servicer on 8/1/2024 for Imminent Default as the Borrower notified the Lender they would be unable to service the Debt Service due to tenancy issues. The Loan is current on payments. The collateral consists of a 36-story, 325,510 SF, Class A, multi-tenant office tower built/renovated in 1928/2014, and located in Brooklyn, New York ('Property'). The largest tenant, City University of New York ('CUNY') (47,162 SF, 15% NRA, 18% PGI), is

set to vacate at the end of the 8/31/24 LXP, and a Cash Sweep is now fully implemented. The Borrower is seeking a Loan Modification. The Lender will continue to gather information from the Borrower while reserving all rights under the Loan

Documents.

36	695100845	MH	NY	02/23/24	13

This Loan transferred to the Special Servicer for Delinquent Payments as the Loan is due for the 2/1/2024 payment. Collateral consists of two MHC communities located 1/2 mile apart in Plattsburgh, New York. The Property has 107 pads which were built in 1970. Scott Tross from Herrick has been assigned as Local Counsel. Borrower wishes to return the Property to Lender. Lender has begun the foreclosure process and filed on 8/27/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	695100848	29,308,351.43	4.67100%	29,308,351.43	4.67100%	10	05/06/20	04/06/20	06/11/20
9	695100848	0.00	4.67100%	0.00	4.67100%	10	06/11/20	04/06/20	05/06/20
11	310943690	27,000,000.00	4.47400%	0.00	4.47400%	9	07/09/21	07/11/21	--
11	310943690	0.00	4.47400%	0.00	4.47400%	9	08/11/21	07/11/21	07/09/21
24	310941209	7,920,012.64	4.49200%	7,920,012.64	4.49200%		09/09/20	04/11/20	11/12/20
24	310941209	0.00	4.49200%	0.00	4.49200%		11/12/20	04/11/20	09/09/20
26	410939089	0.00	4.53000%	0.00	4.53000%		07/22/20	05/11/20	09/11/20
26	410939089	0.00	4.53000%	0.00	4.53000%		09/11/20	05/11/20	07/22/20
Totals		37,228,364.07		37,228,364.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	410939089 09/17/24	7,200,000.00	6,350,000.00	7,481,941.61	1,623,527.06	7,481,941.61	5,858,414.55	1,341,585.45	0.00	0.00	1,341,585.45	18.63%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,200,000.00	6,350,000.00	7,481,941.61	1,623,527.06	7,481,941.61	5,858,414.55	1,341,585.45	0.00	0.00	1,341,585.45

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	410939089	09/17/24	0.00	0.00	1,341,585.45	0.00	0.00	1,341,585.45	0.00	0.00	1,341,585.45
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,341,585.45	0.00	0.00	1,341,585.45	0.00	0.00	1,341,585.45

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	13,875.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	154.29	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	3,026.31	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,375.00	0.00	0.00	3,026.31	0.00	0.00	154.29	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		20,555.60

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com/>, specifically under the "Risk Retention Compliance" tab for the Wells Fargo Commercial Mortgage

Trust 2017-C42 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

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